Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Dec. 11, 2018
C000247935
Account Value [Line Items]
Line Graph and Table Measure Name	AB Short Duration Income ETF
Account Value	$ 11,605	$ 10,693	$ 10,162	$ 11,138	$ 10,843	$ 10,725	$ 10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,874	9,836	9,801	11,624	11,680	11,000	10,000
Alliance Bernstein Index: Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Government/Credit Index
Account Value	$ 11,253	$ 10,524	$ 10,227	$ 11,001	$ 11,045	$ 10,573	$ 10,000